SHAREHOLDER OWNERSHIP	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
5. SHAREHOLDER OWNERSHIP

Merk Hard Currency Fund owned a market value of $29,851,640 which equates to 49.71% ownership in the Trust at April 30, 2015. The Sponsor acts as investment advisor to the Merk Hard Currency Fund.

5. SHAREHOLDER OWNERSHIP

Merk Hard Currency Fund owned a market value of $38,074,016 which equates to 58.80% ownership in the Trust at January 31, 2015. The Sponsor acts as investment advisor to the Merk Hard Currency Fund.